Common Stock	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Note 5. Common Stock

As of December 31, 2016 and 2015, the Company authorized two classes of stock; 500,000,000 shares of common stock at par value of $0.001 and 175,000,000 Class A preferred stock at par value of $0.001. There are 310,868,500 in December 2016 and 310,868,500 in December 2015 common shares issued and outstanding. None of the Class A preferred stock is issued. During October 2015, the Company issued 300,500,000 share of common stock for a consideration of $300,500 in cash.